UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04058

Registrant Name: The Korea Fund, Inc.

Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111

Name and Address of Agent for Service: Brian S. Shlissel – 1345 Avenue of the Americas, New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3369

Date of Fiscal Year End: June 30, 2008

Date of Reporting Period: March 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—95.5%
Capital Markets—1.5%
225,692	Korea Investment Holdings Co., Ltd. (a)	$10,648,058

Chemicals—2.4%
35,918	KCC Corp. (a)	16,659,756

Commercial Banks—10.9%
263,990	Hana Financial Group, Inc.	10,820,162
205,061	Kookmin Bank	11,509,561
1,470,340	Korea Exchange Bank	19,655,300
674,181	Shinhan Financial Group Co., Ltd.	35,616,268
		77,601,291

Commercial Services & Supplies—1.7%
224,668	S1 Corp.	11,681,914

Construction & Engineering—10.1%
146,829	GS Engineering & Construction Corp.	21,667,769
351,076	Hyundai Development Co.	24,138,999
299,020	Hyundai Engineering & Construction Co., Ltd. (a)	26,056,943
		71,863,711

Consumer Finance—2.3%
342,426	Samsung Card Co., Ltd.	16,229,361

Diversified Consumer Services—1.1%
22,292	MegaStudy Co., Ltd.	7,435,067

Diversified Industrials—2.0%
191,635	LG Corp.	14,476,882

Electrical Equipment—1.8%
284,371	LG.Philips LCD Co., Ltd. (a)	12,697,905

Electronic Equipment & Instruments—1.9%
202,404	SFA Engineering Corp.	13,408,637

Food & Staples Retailing—3.1%
34,680	Shinsegae Co., Ltd.	21,902,578

Hotels, Restaurants & Leisure—1.1%
157,313	Hana Tour Service, Inc. (a)	7,990,880

Insurance—2.0%
69,805	Samsung Fire & Marine Insurance Co., Ltd.	14,471,761

Internet Software & Services—4.2%
523,783	LG Dacom Corp.	9,923,789
85,496	NHN Corp. (b)	20,076,738
		30,000,527

The Korea Fund, Inc. Schedule of Investments

March 31, 2008 (unaudited)

Shares		Value*
Machinery—1.7%
87,704	Doosan Heavy Industries and Construction Co., Ltd. (a)	$11,832,966

Media—2.2%
50,172	Cheil Communications, Inc.	12,103,027
1,024,140	ON*Media Corp. (a)(b)	3,837,810
		15,940,837

Metals & Mining—7.7%
263,105	Dongkuk Steel Mill Co., Ltd.	10,329,530
93,282	POSCO	44,653,890
		54,983,420

Oil & Gas—1.6%
110,190	SK Energy Co., Ltd.	11,407,310

Pharmaceuticals—2.2%
84,414	Yuhan Corp. (a)	15,877,126

Road & Rail—2.0%
127,604	Korea Express Co., Ltd. (b)	14,322,805

Semi-conductors—12.5%
513,930	Hynix Semiconductor, Inc. (a)(b)	14,491,900
104,700	Samsung Electronics Co., Ltd.	66,207,295
150,240	Samsung Techwin Co., Ltd. (a)	8,215,590
		88,914,785

Shipbuilding—7.8%
438,453	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,838,945
102,531	Hyundai Heavy Industries Co., Ltd. (a)	38,579,291
		55,418,236

Tobacco—3.8%
343,794	KT&G Corp.	27,002,160

Wholesale—6.0%
525,230	Daewoo International Corp.	19,027,293
338,869	Samsung Corp.	23,830,134
		42,857,427

Wireless Telecommunications Services—1.9%
70,612	SK Telecom Co., Ltd.	13,366,499

	Total Common Stock (cost—$424,137,832)	678,991,899

SHORT-TERM INVESTMENT—11.5%
Collateral Invested for Securities on Loan (c)—11.5%
82,160,747	BNY Institutional Cash Reserves Fund, 2.90% (cost—$82,160,747)	82,160,747

	Total Investments (cost—$506,298,579) (d)—107.0%	761,152,646
	Liabilities in excess of other assets—(7.0)%	(49,974,351)
	Net Assets—100.0%	$711,178,295

Notes to Schedule of Investments:

*Portfolio securities and other ﬁnancial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other ﬁnancial instruments, for which market quotations are not readily available or if a development/event occurs that may signiﬁcantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors or persons acting at their discretion pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (‘‘NAV’’) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. With respect to Korean equity securities, the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Fair value estimates used by the Fund for Korean equity securities may differ from the value realized from the sale of those securities. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.

(a) All or portion of security on loan with an aggregate market value of $77,789,153; cash collateral of $82,160,747 was received with which the Fund purchased short-term investments.

(b)  Non-income producing.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Securities with an aggregate value of $678,991,899, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3 (d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein
Robert Goldstein President and Chief Executive Officer

Date: May 27, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:	/s/ Robert Goldstein
Robert Goldstein President and Chief Executive Officer

Date: May 27, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2008